Financial risk management - Changes in allowance for doubtful receivables (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of period	¥ 62,190
Balance at end of period	61,931	¥ 62,190
Impairment loss allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Balance at beginning of period	0	0
Increase	0	0
Balance at end of period	¥ 0	¥ 0